Organization And Summary Of Significant Accounting Policies (Computation Of Basic And Diluted Income Per Ordinary Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Organization And Summary Of Significant Accounting Policies [Abstract]
Net income attributable to Ordinary Shares	$ 8,290	$ 4,335	$ 8,710
Weighted average number of Ordinary Shares outstanding used in basic income per Ordinary Share calculation	17,346,561	17,346,561	17,330,024
Add assumed exercise of outstanding dilutive potential Ordinary Shares			50,653
Weighted average number of Ordinary Shares outstanding used in diluted income per Ordinary Share calculation	17,346,561	17,346,561	17,380,677
Basic income per Ordinary Share	$ 0.48	$ 0.25	$ 0.50
Diluted income per Ordinary Share	$ 0.48	$ 0.25	$ 0.50